Derivative Positions (Parenthetical) (Detail) (Nondesignated, USD $) In Millions, unless otherwise specified								1 Months Ended
	Dec. 31, 2011 Trading Activity	Dec. 31, 2010 Trading Activity	Dec. 31, 2011 Derivative Financial Instruments, Assets Trading Activity	Dec. 31, 2010 Derivative Financial Instruments, Assets Trading Activity	Dec. 31, 2011 Derivative Financial Instruments, Assets Future	Dec. 31, 2010 Derivative Financial Instruments, Assets Future	Dec. 31, 2011 Derivative Financial Instruments, Liabilities	May 31, 2009 Derivative Financial Instruments, Liabilities Visa Interest	Dec. 31, 2010
Notional amounts related to interest rate futures			$ 16,700	$ 25,000	$ 1,203	$ 1,400
Notional related to equity futures			631	500
Asset amount notional from purchased and written interest rate swap risk participation agreements	2	1
Liability amount notional from purchased and written interest rate swap risk participation agreements	6	8
Derivative liability recorded in other liabilities, established upon the sale of Visa Class B shares							22		23
Notional amount, established upon the sale of Visa Class B shares							$ 134		$ 134
Shares of Class B Visa Inc. common stock sold to another financial institution, shares								3.2